UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/08

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Systematic International Equity Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Systematic International Equity Fund
January 31, 2008 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)

Australia--6.5%
BHP Billiton	400	13,453
BlueScope Steel	5,967	55,529
Coca-Cola Amatil	4,900	41,433
Computershare	5,489	39,626
CSL	1,350	42,066
DB RREEF Trust	30,662	44,414
GPT Group	11,033	37,797
Leighton Holdings	1,000	45,618
Lion Nathan	6,506	55,584
Pacific Brands	19,778	50,521
Qantas Airways	10,928	46,431
Rio Tinto	650	72,004
Santos	4,025	43,867
Telstra	14,000	55,155
Toll Holdings	3,022	30,187
Westpac Banking	900	21,061
		694,746
Austria--1.8%
Flughafen Wien	439	48,934
OMV	850	61,139
Voestalpine	683	42,124
Vienna Insurance	560	42,902
		195,099
Belgium--.5%
Belgacom	1,060	51,849
Denmark--1.4%
Carlsberg, Cl. B	450	47,566
Novo Nordisk, Cl. B	1,200	75,426
Sydbank	850	30,809
		153,801
Finland--3.0%
Elisa	1,635	46,382
Konecranes	1,635	49,728
Nokia	4,835	177,927
Sampo, Cl. A	1,900	49,662
		323,699
France--8.1%
Air Liquide	480	66,899
AXA	2,400	82,319
BNP Paribas	1,100	108,817
Cie de Saint-Gobain	515	40,347
CNP Assurances	409	49,835
Compagnie Generale des Etablissements Michelin, Cl. B	568	54,557
France Telecom	2,975	105,138
Sanofi-Aventis	845	68,859
Scor	1,969	40,842

Total	2,312	167,803
Vivendi	1,900	76,505
		861,921
Germany--10.4%
Allianz	601	108,302
BASF	812	106,380
Bayerische Motoren Werke	869	48,102
Daimler	797	62,385
Deutsche Boerse	370	65,401
Deutsche Lufthansa	1,785	42,830
Deutsche Telekom	525	10,733
E.ON	703	129,322
Fresenius Medical Care & Co.	1,050	53,939
MAN	242	30,074
Merck	400	49,548
Muenchener Rueckversicherungs	425	76,812
RWE	400	49,084
Salzgitter	280	44,174
Siemens	681	88,293
Suedzucker	1,737	37,072
ThyssenKrupp	1,100	54,063
Volkswagen	260	58,907
		1,115,421
Greece--1.1%
Coca-Cola Hellenic Bottling	1,650	69,222
Public Power	944	45,297
		114,519
Hong Kong--5.2%
BOC Hong Kong Holdings	18,000	45,256
CLP Holdings	4,500	35,898
Esprit Holdings	3,900	50,725
Hang Lung Group	9,000	41,706
Hang Lung Properties	12,000	47,988
Hang Seng Bank	4,200	84,167
Henderson Land Development	8,000	68,886
Hutchison Whampoa	5,000	49,095
New World Development	8,000	24,824
Wharf Holdings	13,000	71,109
Yue Yuen Industrial Holdings	11,500	33,668
		553,322
Ireland--.5%
Allied Irish Banks	800	17,687
Independent News & Media	11,400	38,609
		56,296
Italy--1.6%
Assicurazioni Generali	2,100	89,705
Atlantia	1,400	46,531
ENI	872	28,159
Intesa Sanpaolo	800	5,733
		170,128
Japan--17.5%
Aisin Seiki	1,300	52,542

Bank of Kyoto	4,000	47,661
Canon	330	14,225
Central Japan Railway	5	46,201
Chuo Mitsui Trust Holdings	6,000	41,226
Daiichi Sankyo	1,700	50,968
eAccess	62	37,503
Hitachi High-Technologies	600	11,287
Honda Motor	1,300	40,962
Ibiden	700	45,224
Itochu	6,000	54,968
JFE Holdings	1,100	50,839
Joyo Bank	7,000	39,920
Kawasaki Kisen Kaisha	6,000	57,996
Konica Minolta Holdings	3,000	48,098
Kyowa Hakko Kogyo	3,000	30,137
Marubeni	6,000	41,136
Millea Holdings	1,400	53,381
Mitsubishi	2,800	73,295
Mitsubishi Chemical Holdings	7,000	50,815
Mitsubishi UFJ Financial Group	2,400	23,739
Mitsui & Co.	4,000	82,225
Mitsui OSK Lines	5,000	60,906
Nippon Mining Holdings	1,000	5,862
Nippon Sheet Glass	8,000	36,524
Nippon Yusen	7,000	57,104
Nissan Motor	6,400	61,344
Nisshin Steel	10,000	32,852
Nomura Research Institute	500	13,193
Resona Holdings	34	53,792
Shimachu	1,500	41,699
Sumitomo	3,600	49,686
Sumitomo Chemical	4,000	28,247
Suzuken	1,500	54,554
Taiyo Yuden	2,000	23,417
TDK	600	38,282
Tokai Rika	1,700	51,480
Tokyo Tatemono	3,000	25,277
Tosoh	9,000	37,588
Toyota Industries	1,100	42,834
Toyota Motor	2,900	157,590
Yamaha	400	8,236
		1,874,815
Netherlands--.8%
Heineken	211	11,862
ING Groep	1,625	52,936
STMicroelectronics	1,500	18,754
		83,552
New Zealand--.2%
Vector	10,800	18,026
Norway--1.2%
Tandberg	3,200	56,040
Yara International	1,500	72,601

		128,641
Portugal--.5%
Portugal Telecom	3,900	50,309
Singapore--2.6%
CapitaLand	10,000	42,060
ComfortDelgro	21,000	23,572
DBS Group Holdings	4,000	50,110
Haw Par	3,000	13,231
Jardine Cycle & Carriage	2,000	27,822
Keppel	8,000	65,419
Singapore Land	4,000	17,167
UOL Group	14,000	36,513
		275,894
Spain--3.5%
Acerinox	1,645	38,837
Banco Bilbao Vizcaya Argentaria	1,074	22,667
Banco Santander	2,400	42,123
Iberia Lineas Aereas de Espana	11,712	39,922
Mapfre	9,129	37,154
Sacyr Vallehermoso	1,029	32,936
Telefonica	5,563	162,995
		376,634
Sweden--1.6%
Kungsleden	3,200	34,748
Scania, Cl. B	2,300	47,604
Ssab Svenskt Stal, Ser. B	1,400	33,564
Svenska Handelsbanken, Cl. A	1,500	42,048
Volvo, Cl. B	1,300	17,382
		175,346
Switzerland--5.1%
Baloise Holding	397	35,216
Holcim	640	61,899
Logitech International	900 a	27,422
Nestle	200	89,321
Novartis	1,200	60,681
Roche Holding	300	54,314
Swatch Group	200	53,786
Swiss Life Holding	210 a	50,895
UBS	700	28,947
Zurich Financial Services	300	85,420
		547,901
United Kingdom--23.9%
3i Group	2,079	38,754
Aggreko	4,000	42,317
Anglo American	1,404	76,811
Barclays	8,133	76,709
BHP Billiton	3,300	97,401
BP	12,308	130,615
British American Tobacco	2,000	70,139
British Land	2,125	41,752
Carnival	916	39,805
Daily Mail & General Trust, Cl. A	3,100	32,749

De La Rue	2,569	46,201
EMAP	3,098	56,670
Enterprise Inns	5,950	52,605
GlaxoSmithKline	3,139	74,121
Greene King	3,400	50,131
Home Retail Group	7,400	42,030
HSBC Holdings	9,671	145,066
Imperial Tobacco Group	1,550	72,327
Kelda Group	1,923	41,528
Land Securities Group	1,980	63,286
Liberty International	1,100	23,577
Next	1,301	36,677
Old Mutual	16,600	41,381
Prudential	4,950	63,969
Punch Taverns	2,625	36,259
Resolution	3,700	52,667
Royal Bank of Scotland Group	10,896	81,169
Royal Dutch Shell, Cl. A	1,965	70,523
Royal Dutch Shell, Cl. B	3,259	112,796
SABMiller	2,600	56,222
Schroders	1,900	41,414
Smith & Nephew	4,700	64,126
Tesco	6,800	56,066
Thomas Cook Group	7,026 a	36,354
Unilever	1,050	34,520
Venture Production	2,947	39,456
Vodafone Group	57,053	198,832
VT Group	3,350	42,669
Whitbread	1,316	35,079
WPP Group	3,000	37,039
Xstrata	1,310	97,271
		2,549,083
United States--1.3%
iShares MSCI EAFE Index Fund	1,870	135,238
Total Common Stocks
(cost $10,494,153)		10,506,240

Preferred Stocks--.4%

Germany
Porsche Automobil Holding
(cost $27,871)	24	43,202

	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills;
3.42%, 6/26/08
(cost $19,721)	20,000 [b]	19,839

Total Investments (cost $10,541,745)	98.9%	10,569,281
Cash and Receivables (Net)	1.1%	114,293
Net Assets	100.0%	10,683,574

a	Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Financial Futures Long
Euro FX	2	371,475	March 2008	4,404
Japanese Yen	3	353,438	March 2008	11,576
Swiss Franc FX	2	231,400	March 2008	9,255
Financial Futures Short
British Pound	2	(248,100)	March 2008	(2,933)
				22,302

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)